Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Unrealized loss on derivative instruments, net	$ (6,044)	$ (15,442)	$ (5,790)
Write-off of unamortized deferred debt issuance costs and bond discounts	8,750		881
Container Ownership
Segment Reporting Information [Line Items]
Unrealized loss on derivative instruments, net	(6,044)	(15,442)	(5,790)
Write-off of unamortized deferred debt issuance costs and bond discounts	$ 8,750	$ 0	$ 881